3. Loans, Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Past due loans
Loans 30-89 Days Past Due	$ 9,564	$ 8,350
Loans 90 or More Days Past Due	1,244	775
Total Past Due Loans	10,808	9,125
Total Current Loans	793,215	750,639
Total loans	804,023	759,764	$ 723,811
Accruing Loans 90 or More Days Past Due	0	0
Construction and land development
Past due loans
Loans 30-89 Days Past Due	3	277
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	3	277
Total Current Loans	94,175	84,710
Total loans	94,178	84,987
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential
Past due loans
Loans 30-89 Days Past Due	4,162	3,241
Loans 90 or More Days Past Due	570	193
Total Past Due Loans	4,732	3,434
Total Current Loans	248,251	243,269
Total loans	252,983	246,703
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential - Banco de la Gente Non-traditional
Past due loans
Loans 30-89 Days Past Due	4,627	4,078
Loans 90 or More Days Past Due	580	465
Total Past Due Loans	5,207	4,543
Total Current Loans	29,054	32,706
Total loans	34,261	37,249
Accruing Loans 90 or More Days Past Due	0	0
Commercial
Past due loans
Loans 30-89 Days Past Due	228	588
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	228	588
Total Current Loans	269,827	248,049
Total loans	270,055	248,637
Accruing Loans 90 or More Days Past Due	0	0
Multifamily and Farmland
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	12
Total Past Due Loans	0	12
Total Current Loans	33,163	28,925
Total loans	33,163	28,937
Accruing Loans 90 or More Days Past Due	0	0
Total real estate loans
Past due loans
Loans 30-89 Days Past Due	9,020	8,184
Loans 90 or More Days Past Due	1,150	670
Total Past Due Loans	10,170	8,854
Total Current Loans	674,470	637,659
Total loans	684,640	646,513
Accruing Loans 90 or More Days Past Due	0	0
Commercial loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	445	53
Loans 90 or More Days Past Due	90	100
Total Past Due Loans	535	153
Total Current Loans	96,930	88,869
Total loans	97,465	89,022
Accruing Loans 90 or More Days Past Due	0	0
Farm loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	926	1,204
Total loans	926	1,204
Accruing Loans 90 or More Days Past Due	0	0
Consumer loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	99	113
Loans 90 or More Days Past Due	4	5
Total Past Due Loans	103	118
Total Current Loans	9,062	9,770
Total loans	9,165	9,888
Accruing Loans 90 or More Days Past Due	0	0
All other loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	11,827	13,137
Total loans	11,827	13,137
Accruing Loans 90 or More Days Past Due	$ 0	$ 0